Supplemental Disclosure of Cash Flow Information - Supplemental Schedule of Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in Non-Cash Working Capital [Abstract]
Accounts receivable	$ 125	$ (940)	$ 368
Inventory	166	(616)	(219)
Prepaids and other	(22)	(42)	(23)
Accounts payable	84	(340)	78
Accrued liabilities	(316)	851	(812)
Adjustments For Increase (Decrease) In Current Tax Liabilities	504	326	(1,558)
Other long-term liabilities	23	(106)	(200)
Net changes in non-cash working capital	564	(867)	(2,366)
Relating to:
Operating activities	672	(743)	(2,417)
Investing activities	$ (108)	$ (124)	$ 51